DEBENTURES	12 Months Ended
Dec. 31, 2021
DEBENTURES.
DEBENTURES

NOTE 16 — DEBENTURES

	General	Quantity as of December 31, 2021
Issuance	Meeting	Issued	Held in treasury	Maturity	2021	2020
14th	August 26, 2014	20,000	20,000	August 30, 2024	—	—
15th	November 09, 2018	1,500,000	—	November 21, 2022	1,513,958	1,500,985
16th - A	April 25, 2019	600,000	—	May 6, 2023	607,031	600,759
16th - B	April 25, 2019	800,000	—	May 6, 2026	808,918	800,673
Total Consolidated					2,929,907	2,902,417

Current					1,531,956	7,463
Non-current					1,397,951	2,894,954

The amortization schedules of long-term are as follows:

	2021	2020
2022	—	1,497,760
2023	599,390	598,960
2026	798,561	798,234
	1,397,951	2,894,954

The debentures are denominated in Brazilian Reais, nonconvertible, and pay variable interest as a percentage of the CDI – Interbank Deposit Certificate.

The average interest rate was 4.62% for the year ended on December 31, 2021 (2.90% for the year ended on December 31, 2020).